Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents

Note 6 - Cash and cash equivalents

Cash and cash equivalents presented in the consolidated statements of financial position consist of the following:

	December 31, 2023		December 31, 2022
Cash	Ps.	1,051,641	Ps.	934,166
Cash-in-transit (1)		143,496		42,044
Short term investments (2)		25,334		8,766
Total	Ps.	1,220,471	Ps.	984,976

(1)
The amount owed by banks for transactions with credit cards, debit cards, and electronic transfers.
(2)
As of December 31, 2023 and 2022, the Company had a cash balance within a Trust in the amount of Ps.25,226, and Ps.344, respectively. The Trust is a payment guarantee trust with the purpose of guaranteeing the payment related to the reverse factoring transaction that the Company entered with Santander and HSBC (see Note 3.8).